Derivative financial instruments (Tables)	12 Months Ended
Sep. 30, 2023
Derivative financial instruments
Summary of carrying values of derivative instruments

					Total derivatives
Consolidated	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2023

Interest rate contracts
Swap agreements	65,324	(68,945)	5,689	(10,730)	71,013	(79,675)
Options	301	(317)	-	-	301	(317)
Total interest rate contracts	65,625	(69,262)	5,689	(10,730)	71,314	(79,992)
FX contracts
Spot and forward contracts	9,406	(8,219)	-	(74)	9,406	(8,293)
Cross currency swap agreements	7,650	(8,973)	394	(596)	8,044	(9,569)
Options	110	(132)	-	-	110	(132)
Total FX contracts	17,166	(17,324)	394	(670)	17,560	(17,994)
Credit default swaps
Credit protection bought	-	(127)	-	-	-	(127)
Credit protection sold	105	-	-	-	105	-
Total credit default swaps	105	(127)	-	-	105	(127)
Commodity contracts	116	(266)	-	-	116	(266)
Total of gross derivatives	83,012	(86,979)	6,083	(11,400)	89,095	(98,379)
Impact of netting arrangements	(62,259)	63,111	(5,493)	10,621	(67,752)	73,732
Total of net derivatives	20,753	(23,868)	590	(779)	21,343	(24,647)

2022

Interest rate contracts
Swap agreements	62,828	(65,231)	6,171	(10,002)	68,999	(75,233)
Options	335	(379)	-	-	335	(379)
Total interest rate contracts	63,163	(65,610)	6,171	(10,002)	69,334	(75,612)
FX contracts
Spot and forward contracts	18,609	(17,633)	28	(55)	18,637	(17,688)
Cross currency swap agreements	18,194	(14,412)	486	(787)	18,680	(15,199)
Options	392	(374)	-	-	392	(374)
Total FX contracts	37,195	(32,419)	514	(842)	37,709	(33,261)
Credit default swaps
Credit protection bought	32	(3)	-	-	32	(3)
Credit protection sold	3	(29)	-	-	3	(29)
Total credit default swaps	35	(32)	-	-	35	(32)
Commodity contracts	116	(402)	-	-	116	(402)
Equities	1	-	-	-	1	-
Total of gross derivatives	100,510	(98,463)	6,685	(10,844)	107,195	(109,307)
Impact of netting arrangements	(59,813)	59,806	(6,099)	9,933	(65,912)	69,739
Total of net derivatives	40,697	(38,657)	586	(911)	41,283	(39,568)

					Total derivatives
Parent Entity	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2023

Interest rate contracts
Swap agreements	66,248	(69,227)	4,616	(10,412)	70,864	(79,639)
Options	301	(317)	-	-	301	(317)
Total interest rate contracts	66,549	(69,544)	4,616	(10,412)	71,165	(79,956)
FX contracts
Spot and forward contracts	9,406	(8,230)	-	(63)	9,406	(8,293)
Cross currency swap agreements	7,824	(9,369)	64	(163)	7,888	(9,532)
Options	110	(132)	-	-	110	(132)
Total FX contracts	17,340	(17,731)	64	(226)	17,404	(17,957)
Credit default swaps
Credit protection bought	-	(127)	-	-	-	(127)
Credit protection sold	105	-	-	-	105	-
Total credit default swaps	105	(127)	-	-	105	(127)
Commodity contracts	116	(266)	-	-	116	(266)
Total of gross derivatives	84,110	(87,668)	4,680	(10,638)	88,790	(98,306)
Impact of netting arrangements	(63,187)	63,415	(4,565)	10,317	(67,752)	73,732
Total of net derivatives	20,923	(24,253)	115	(321)	21,038	(24,574)

2022

Interest rate contracts
Swap agreements	63,939	(65,541)	5,025	(9,683)	68,964	(75,224)
Options	335	(379)	-	-	335	(379)
Total interest rate contracts	64,274	(65,920)	5,025	(9,683)	69,299	(75,603)
FX contracts
Spot and forward contracts	18,621	(17,633)	15	(55)	18,636	(17,688)
Cross currency swap agreements	18,414	(14,921)	146	(177)	18,560	(15,098)
Options	392	(374)	-	-	392	(374)
Total FX contracts	37,427	(32,928)	161	(232)	37,588	(33,160)
Credit default swaps
Credit protection bought	32	(3)	-	-	32	(3)
Credit protection sold	3	(29)	-	-	3	(29)
Total credit default swaps	35	(32)	-	-	35	(32)
Commodity contracts	116	(402)	-	-	116	(402)
Equities	1	-	-	-	1	-
Total of gross derivatives	101,853	(99,282)	5,186	(9,915)	107,039	(109,197)
Impact of netting arrangements	(60,925)	60,121	(4,987)	9,618	(65,912)	69,739
Total of net derivatives	40,928	(39,161)	199	(297)	41,127	(39,458)

Schedule of carrying values, and maturity analysis of notional amounts of hedging instruments

The following tables show the carrying value of hedging instruments and a maturity analysis of the notional amounts of the hedging instruments in one-to-one hedge relationships categorised by the types of hedge relationships and the hedged risk.

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2023

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,179	80,537	40,307	137,023	3,072	(8,979)
	Cross currency swap	Interest rate risk	3,696	10,840	1,102	15,638	(274)	(806)
Cash flow hedges	Cross currency swap	FX risk	3,696	10,840	1,102	15,638	668	210
Net investment hedges	Forward contracts	FX risk	3,486	-	-	3,486	-	(74)
Total one-to-one hedge relationships			27,057	102,217	42,511	171,785	3,466	(9,649)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	21,524	217	(20)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	287,510	2,400	(1,731)
Total macro hedge relationships			n/a	n/a	n/a	309,034	2,617	(1,751)
Total of gross hedging derivatives			n/a	n/a	n/a	480,819	6,083	(11,400)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,493)	10,621
Total of net hedging derivatives			n/a	n/a	n/a	n/a	590	(779)

Note 20. Derivative financial instruments (continued)

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2022

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	11,263	73,774	39,836	124,873	2,504	(8,073)
	Cross currency swap	Interest rate risk	1,100	9,775	2,442	13,317	(189)	(867)
Cash flow hedges	Cross currency swap	FX risk	1,100	9,775	2,442	13,317	675	80
Net investment hedges	Forward contracts	FX risk	2,803	-	-	2,803	28	(55)
Total one-to-one hedge relationships			16,266	93,324	44,720	154,310	3,018	(8,915)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	22,328	417	(12)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	213,756	3,250	(1,917)
Total macro hedge relationships			n/a	n/a	n/a	236,084	3,667	(1,929)
Total of gross hedging derivatives			n/a	n/a	n/a	390,394	6,685	(10,844)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(6,099)	9,933
Total of net hedging derivatives			n/a	n/a	n/a	n/a	586	(911)

			Notional amounts
				Over
Parent Entity			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2023

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	15,636	79,627	38,674	133,937	2,933	(8,966)
	Cross currency swap	Interest rate risk	95	1,340	674	2,109	(32)	(104)
Cash flow hedges	Cross currency swap	FX risk	95	1,340	674	2,109	96	(59)
Net investment hedges	Forward contracts	FX risk	2,585	-	-	2,585	-	(63)
Total one-to-one hedge relationships			18,411	82,307	40,022	140,740	2,997	(9,192)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	2,632	84	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	263,188	1,599	(1,446)
Total macro hedge relationships			n/a	n/a	n/a	265,820	1,683	(1,446)
Total of gross hedging derivatives			n/a	n/a	n/a	406,560	4,680	(10,638)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(4,565)	10,317
Total of net hedging derivatives			n/a	n/a	n/a	n/a	115	(321)

2022

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	10,957	72,890	39,836	123,683	2,470	(8,070)
	Cross currency swap	Interest rate risk	863	1,064	759	2,686	(16)	(94)
Cash flow hedges	Cross currency swap	FX risk	863	1,064	759	2,686	162	(83)
Net investment hedges	Forward contracts	FX risk	1,792	-	-	1,792	15	(55)
Total one-to-one hedge relationships			14,475	75,018	41,354	130,847	2,631	(8,302)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	2,632	119	(1)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	192,136	2,436	(1,612)
Total macro hedge relationships			n/a	n/a	n/a	194,768	2,555	(1,613)
Total of gross hedging derivatives			n/a	n/a	n/a	325,615	5,186	(9,915)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(4,987)	9,618
Total of net hedging derivatives			n/a	n/a	n/a	n/a	199	(297)

Schedule of weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships

				Weighted average rate
	Hedging instrument	Hedged risk	Currency pair	2023	2022
Consolidated

Cash flow hedges	Cross currency swap	FX risk	EUR:NZD	0.5943	0.5965
			USD:NZD	0.6716	0.6949
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0857	1.1200
			USD:AUD	0.6839	0.6926
Parent Entity

Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6650	0.6650
			JPY:AUD	79.6448	79.6448
			CHF:AUD	not material	0.7350
			CNH:AUD	4.7275	4.8253
			HKD:AUD	5.6124	5.5373
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0842	1.1171
			USD:AUD	0.6839	0.6926

Schedule of impact of hedge accounting on the balance sheet and reserves

	2023		2022
		FVHA		FVHA
	Carrying amount of	included in carrying	Carrying amount of	included in carrying
$m	hedged item	amount	hedged item	amount
Consolidated

Interest rate risk
Investment securities	40,402	(3,257)	39,355	(4,469)
Loans	21,223	(301)	21,798	(532)
Debt issues and loan capital	(100,176)	9,801	(88,112)	8,832
Parent Entity

Interest rate risk
Investment securities	37,995	(3,170)	38,188	(4,419)
Loans	2,510	(122)	2,441	(192)
Debt issues and loan capital	(86,575)	8,866	(78,448)	7,907

Schedule of pre-tax impact of cash flow and net investment hedges on reserves

The pre-tax impact of cash flow and net investment hedges on reserves is detailed below:

	2023			2022
	Interest	FX		Interest	FX
$m	rate risk	risk	Total	rate risk	risk	Total
Consolidated
Cash flow hedge reserve
Balance as at beginning of year	1,147	(1)	1,146	394	(118)	276
Net gains/(losses) from changes in fair value[1]	(311)	(324)	(635)	1,224	(117)	1,107
Transferred to interest income[1]	(587)	278	(309)	(471)	234	(237)
Balance as at end of year	249	(47)	202	1,147	(1)	1,146
Parent Entity
Cash flow hedge reserve
Balance as at beginning of year	629	1	630	243	(49)	194
Net gains/(losses) from changes in fair value[1]	(535)	(35)	(570)	846	20	866
Transferred to interest income[1]	(382)	33	(349)	(460)	30	(430)
Balance as at end of year	(288)	(1)	(289)	629	1	630

1.      Comparative amounts have been revised to align to current year presentation.

Schedule of information regarding determination of hedge effectiveness

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Consolidated			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Consolidated

2023

Fair value hedges	Interest rate swap	Interest rate risk	(2,355)	2,397	42	n/a
	Cross currency swap	Interest rate risk	(12)	15	3	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(849)	898	49	n/a
	Cross currency swap	FX risk	(46)	46	-	n/a
Net investment hedges	Forward contracts	FX risk	(155)	155	n/a	-
Total			(3,417)	3,511	94	-

2022

Fair value hedges	Interest rate swap	Interest rate risk	(4,540)	4,548	8	n/a
	Cross currency swap	Interest rate risk	(1,210)	1,208	(2)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	670	(753)	(83)	n/a
	Cross currency swap	FX risk	117	(117)	-	n/a
Net investment hedges	Forward contracts	FX risk	236	(236)	n/a	-
Total			(4,727)	4,650	(77)	-
Parent Entity

2023

Fair value hedges	Interest rate swap	Interest rate risk	(2,226)	2,260	34	n/a
	Cross currency swap	Interest rate risk	(17)	18	1	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(858)	917	59	n/a
	Cross currency swap	FX risk	(2)	2	-	n/a
Net investment hedges	Forward contracts	FX risk	(97)	97	n/a	-
Total			(3,200)	3,294	94	-

2022

Fair value hedges	Interest rate swap	Interest rate risk	(4,886)	4,901	15	n/a
	Cross currency swap	Interest rate risk	(233)	230	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	294	(386)	(92)	n/a
	Cross currency swap	FX risk	50	(50)	-	n/a
Net investment hedges	Forward contracts	FX risk	15	(15)	n/a	-
Total			(4,760)	4,680	(80)	-